Other liabilities - Summary of Other Liabilities Explanatory (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Current Financial Liabilities Abstract [Abstract]
Deferred and contingent consideration	€ 11,829	€ 7,243
Due to third parties	6,319	4,984
Other Current Non financial Liabilities [Abstract]
Payroll liabilities	24,550	14,041
Taxes and fees	8,171	9,384
Provisions	3,031	1,947
Deposit liability	5,964	0
Due to related parties	128	134
Total other liabilities - current	59,992	37,733
Other Noncurrent Financial Liabilities Abstract [Abstract]
Deferred and contingent consideration	4,321	6,750
Other Non current Nonfinancial Liabilities [Abstract]
Employee benefit liabilities	2,091	3,788
Other	669	144
Total other non-current liabilities	€ 7,081	€ 10,682